Investments in associates	18 Months Ended
Oct. 31, 2018
Investments in associates [Abstract]
Investments in associates
14 Investments in associates
Open Invention Network LLC (“OIN”), a strategic partnership for the Group, licences its global defensive patent pool in exchange for a pledge of non-aggression, which encourages freedom of action in Linux and the sharing of new ideas and inventions. There are no significant restrictions on the ability of associated undertakings to transfer funds to the parent. There are no contingent liabilities to the Group’s interest in associates.

At October 31, 2018 the Group had a 12.5% interest ($9.6m) (April 30, 2017: 12.5%, $11.5m) investment in OIN. There are eight (April 30, 2017: eight) equal shareholders of OIN, all holding 12.5% (April 30, 2017: 12.5%) interest, and each shareholder has one board member and one alternative board member. The Group exercises significant influence over OIN’s operation and therefore accounts for its investment in OIN as an associate.

The Investment in Associates is part of discontinued operations, which will be disposed of with the sale of the SUSE business segment and as such has been transferred to assets held for sale (note 19).

The Group uses the equity method of accounting for its interest in associates.  The following table shows the aggregate movement in the Group’s investment in associates:

	18 months ended October 31, 2018		12 months ended April 30, 2017
	$	’000	$	’000
At 1 May		11,457		12,711

Gain on dilution of investment		-		966
Share of post-tax loss of associates		(1,809)		(2,220)
		(1,809)		(1,254)

Reclassification to current assets classified as held for sale (note 19)		(9,648)		-
		-		11,457

Details of the Group’s principal associates are provided below.

Company name	Country of incorporation and principal place of business	Proportion held	Principal activities
Open Invention Network LLC	USA	12.5%	Sale and support of software

The accounting period-end date of the associate consolidated within the Group’s financial statements is December 31, and we obtain its results on a quarterly basis. The Group records an adjustment within the consolidated financial statements to align the reporting period of the associate and the Group. Following the change in period-end for the Group to October 31, from April 30, we now report based on the September 30, 2018 quarter rather than the March 31, 2017 quarter end. The assets, liabilities, and equity of the Group’s associate as at September 30, 2018 (2017: March 31, 2017) and the revenue and loss of the Group’s associate for the period ended September 30, 2018 (2017: March 31, 2017) with the corresponding adjustment to align the reporting period was as follows:

	September 30, 2018		March 31, 2017
	$	’000	$	’000
Non-current assets		38,206		43,649
Current assets		41,672		50,137
Current liabilities		(672)		(604)
Non-current liabilities		(1,028)		(527)
Net assets		78,178		92,655

Equity		(78,178)		(92,655)

	18 months ended September 30, 2018		12 months ended March 31, 2017
	$	’000	$	’000
Revenue		-		-
Net loss		14,477		16,212

	18 months to October 31, 2018		12 months to April 30, 2017
	$	’000	$	’000
Loss attributable to the Group for the period ended 30 September 2018 (March 31, 2017 (14.3% ownership to June 6, 2016, 12.5% thereafter))		1,810		2,095
Adjustment on estimated October 31, 2018 result attributable to the Group (April 30, 2017)		(1)		125
Loss attributable to the Group for the period ended October 31, 2018 (April 30, 2017 (14.3% ownership to June 6, 2016, 12.5% thereafter))		1,809		2,220